Richard H. Kirk Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203-925-3707 richard.kirk@prudential.com

October 12, 2021

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Pruco Life Insurance Company (“Depositor”)
Pruco Life Flexible Premium Variable Annuity Account (“Registrant”)
Post-Effective Amendment No. 1 to Registration Statement on Form N-4
File Nos. 333-256965 and 811-07325

Members of the Commission:
Enclosed for filing on behalf of the above-referenced Registrant is a Post-Effective Amendment to the Registration Statement on Form N-4.
The purpose of this filing is to amend the Registration Statement to include disclosures in the Prospectus for FlexGuard Index-Linked and Variable Annuity B Series describing new product features and changes to existing product features. This Post-Effective Amendment does not amend or delete any other Prospectus, or supplement to any Prospectus.
If you have any questions, please call me at (203) 925-3707.
Very truly yours,
/s/Richard H. Kirk
Richard H. Kirk
Vice President, Corporate Counsel